THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 16, 2011

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Sandell Asset Management Corp.
Address:       40 West 57th Street, 26th Floor
               New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard Gashler
Title:         General Counsel
Phone:         212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler        New York, New York         May 24, 2011
     -------------------        ------------------         ------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $263,881 (thousands)

List of Other Included Managers:

     None.


                                               FORM 13F
QTR ENDED: 12/31/10                                                                        (SEC USE ONLY)
                        NAME OF REPORTING MANAGER:  SANDELL ASSET MANAGEMENT
                                                    ------------------------

COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
--------                   --------     --------  --------        --------        --------     --------          --------
                           TITLE OF                VALUE    SHRS or   SH/  PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION    MANAGERS    SOLE     SHARED     NONE
--------------             --------      -----    --------  -------  ---   ---- ----------    --------     ----     ------     ----
AIRGAS INC                   COM       009363102    9,094     145,590 SH           SOLE                      145,590  -         -
AIRTRAN HLDGS INC            COM       00949P108   23,128   3,129,665 SH           SOLE                    3,129,665  -         -
ALCON INC                    COM SHS   H01301102   15,319       9,375 SH           SOLE                        9,375  -         -
ALLEGHENY ENERGY INC         COM       017361106   37,459   1,545,350 SH           SOLE                    1,545,350  -         -
DEL MONTE FOODS CO           COM       24522P103   10,766     572,654 SH           SOLE                      572,654  -         -
GENZYME CORP                 COM       372917104   13,670     192,000 SH           SOLE                      192,000  -         -
J CREW GROUP INC             COM       46612H402   10,664     247,200 SH           SOLE                      247,200  -         -
L-1 IDENTITY SOLUTIONS INC   COM       50212A106   15,057   1,264,203 SH           SOLE                    1,264,203  -         -
MCAFEE INC                   COM       579064106   45,400     980,345 SH           SOLE                      980,345  -         -
NEWALLIANCE BANCSHARES INC   COM       650203102    9,138     610,000 SH           SOLE                      610,000  -         -
QWEST COMMUNICATIONS INTL IN COM       749121109   56,175   7,381,700 SH           SOLE                    7,381,700  -         -
TALECRIS BIOTHERAPEUTICS HLD COM       874227101   18,011     773,018 SH           SOLE                      773,018  -         -

                                  Value Total:   $263,881

                                  Entry Total:         12
